SEMI-ANNUAL REPORT
May 31, 1997

Key Mutual
Funds

SBSF Fund
SBSF Convertible Securities Fund
SBSF Capital Growth Fund

(Logo)
KeyFunds

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to Key Mutual Funds, which consists of several different portfolios, three of which are included in this semi-annual report. Key Mutual
Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Key Mutual Funds.

Shares of the Funds are not deposits or other obligations of, or guaranteed or endorsed by Key Asset Management Inc., any KeyCorp bank, or their affiliates. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in mutual fund shares is subject to investment risks, including the possible loss of the principal amount invested.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares and other information.

(Logo)
KeyFunds

KEY MUTUAL FUNDS

Investment
Review and
Economic
Outlook

The stock market has enjoyed a spectacular rise since early April of this year, thanks to near-perfect conditions for financial assets. Economic growth has been satisfactory, fueling healthy job creation and driving unemployment to its lowest level since the early 1970s. Household incomes have risen and consumer confidence has soared. Most encouraging to investors, inflation has remained well- behaved, exhibiting none of the signs of acceleration typical of such robust economic conditions.

This idealized version of capitalism just didn't happen overnight.
It represents the confluence of hundreds (if not thousands) of minor variables that have been tweaked by various shifts in policy, management techniques and consumer attitudes over the years. This fine tuning has been helped enormously by the great strides made in technology and computing, which has allowed the various key players to gather and analyze mountains of data about their respective fiefdoms, whether they be executives of small companies struggling to break into the big leagues, or the Chairman of the Federal Reserve steering the monetary policy of the entire country.

Technology has also had a big role in keeping inflation at bay, even as the economy has expanded beyond the point where historically pricing pressures have become noticeable. Most obviously, it has helped improve productivity, but the impact of technology goes beyond machines that can make three widgets in the time it used to take to make one. Combined with profit-driven managements who are willing to do anything and lay off anyone to enhance their companies' bottom lines, technology has influenced the attitude of workers, many of whom fear that their job could be sacrificed at the altar of technology-driven margin-enhancing change. Fed Chairman Alan Greenspan has referred to this as one of the primary factors explaining the history-defying low level of inflation in the face of declining unemployment.

Though unemployment is now just 5%, and some companies are having to pay up for talent to fill specific positions, there seems to be little in the way of systematic wage pressure, and most companies are not experiencing much trouble filling positions as they open up. Capacity utilization is stuck at around 83%-84%, a little below the 85% level at which point things have historically gotten sticky. Part of the reason is that companies have been using some of their excess cash flow to build new plants, as well as to modernize old ones by installing new technology.

With so many people working, income growth has been OK and confidence has been improving, which has helped keep consumption rising, even though it would be hard to argue that there is any "pent-up" demand left anywhere for anything. Production has also been up in order to meet consumer demand, and while there was an abundance of inventory-building in the first quarter (which added considerably to the almost unbelievable 5.9% real growth posted in that period), inventories are far from out of hand (thank technology again for giving managers the tools to perfect just-in-time techniques that have squeezed inventory-to-sales ratios down to record low levels). Stir in a strong dollar and favorably priced oil, and the low inflation story is just about complete. In econo-speak, this has been a virtuous cycle, one that has managed to avoid the problems and excesses of past periods of prosperity.

Examining corporate performance, one finds margins having risen to mid-1960s levels, thanks once again to the cost-cutting efforts of management across nearly the entire business spectrum. This has helped fuel spectacular growth in earnings over the past five years, the likes of which we've never seen before. Moreover, thanks to low inflation, the "quality" of those earnings is better than it was a few years ago. The shifting emphasis in our economy away from heavy industry towards service and high technology may have permanently raised the overall profitability of corporate America, since the latter have traditionally enjoyed higher margins than the former.

This is especially true in the S&P 500; reviewing the substitutions that have been made over the past several years reveals that the newcomers have tended to be higher margin, higher growth companies than the firms they've replaced, which introduces an upward bias in the composite's valuation statistics. All of the merger activity that has taken place over the years has also helped on the margin front, since such deals tend to lead to reductions in redundant overhead and thus greater profits to the combined entity when compared with the sum of the two independent parts. History tells us that investors are willing to pay a higher multiple for companies whose earnings are of higher quality and derive from higher margins, so the expansion of margins is seen as a doubly good thing.

The market's condition has been enhanced by a number of additional macro/political/economic factors. Perhaps the most important of these is the noteworthy reduction in the Federal budget deficit, which is now estimated to be in the range of $60 to $75 billion and sinking fast. Smaller deficits mean the government is issuing fewer bonds to finance those deficits, and a smaller supply is a good thing in the eyes of the bond market. One more thing worth noting: excluding interest payments on debt already outstanding, the Federal government is operating at a record surplus already. Many bond investors simply reinvest their interest payments in the purchase of more bonds, so that source of demand for bonds is unlikely to go away anytime soon.


Speaking of demand, foreign demand for US Treasury securities is also on the rise. The apparent disarray in the European Community as per its attempts to create a unified currency has likely led some offshore investors to seek the relative safety and stability of the US, where the political scene is calm and the economy is doing well. Once again, greater demand, even if it proves temporary, meeting headlong with decelerating growth in supply is the ideal setting for lower long-term rates, and the bond market has indeed been very strong over the past couple of months.

The bond market has not been the sole arena to host a surge in demand. Following a brief lull, cash flows heading into equity mutual funds have jumped once again in recent weeks, as investors have feared that they may be missing one of the last great bull markets of their lives. Corporations have also been active buyers of their own shares, utilizing some of their abundant free cash (courtesy of those wide margins referred to above). The recent pick-up in merger and acquisition activity completes the demand trifecta, as both strategic and financial buyers have apparently had money burning holes in their pockets.

Another plus for the stock market in recent weeks was the news of a proposed cut in the capital gains tax rate, first announced in early May. Although it raised the specter of a wave of selling by investors eager to cash in some of their massive unrealized capital gains, such selling has yet to materialize. Perhaps investors have read their history books and have realized that stocks have tended to do well in the couple of years after such tax cuts in the past, or perhaps investors are reluctant to pay any taxes, even at the lower rate.
In any case, news of the cut has reinforced the increasingly compelling case for smaller stocks, which have tended to be the best performers of all following past reductions in the capital gains tax rate.*

With so much in its favor, we probably should not be surprised by the market's surge. However, we are concerned that in their euphoria, investors have overlooked valuation as they have poured ever more money into stocks. By every measure we employ, equities are trading at or near record high levels. While valuation by itself rarely causes stocks to decline, and the longer term prospects for stocks remain bright, such high prices leave little room for negative surprises, and foster heightened volatility in the short run (witness the nervous reaction of the stock market to comments by the Japanese prime Minister). In such times, investors are wise to exercise extra care when constructing their portfolios, and to remember that though past performance is no indication of future results, diversification has historically proven to be one of the best ways to preserve capital and to reduce risk.

/s/ Charlie Crane

Charlie Crane
Chief Market Strategist
Key Asset Management Inc.
June 25, 1997

*Past performance is no guarantee of future results.

Note: The views expressed in the Investment Review and Economic Outlook are through June 25, 1997 and are subject to change at any time based on market, economic and other conditions.


May 31, 1997 (Unaudited)

SBSF FUND

Statement of Investments


SHARES                                                                    VALUE


COMMON STOCKS--95.7%

Automotive--3.7%
    38,500     Borg-Warner Automotive, Inc.                         $ 1,876,875
    45,000     Ford Motor Co.                                         1,687,500

                                                                      3,564,375

Banks & Bank Holding Cos.--3.0%
    11,000     Wells Fargo & Co.                                      2,898,500

Biotechnology--4.6%
    76,000     Genzyme Corp.<F1>                                      1,814,500
    30,000     SmithKline Beecham ADR                                 2,625,000

                                                                      4,439,500

Conglomerates--5.7%
   113,600     Canadian Pacific, Ltd.                                 3,010,400
   225,000     Noel Group, Inc.<F1>                                     787,500
    15,000     Textron, Inc.                                          1,777,500

                                                                      5,575,400

Electronics--2.1%
    69,300     Vishay Intertechnology, Inc.<F1>                       2,035,687

Food & Lodging--1.3%
    25,000     McDonald's Corp.                                       1,256,250

Homebuilding--2.8%
   175,000     Beazer Homes USA, Inc.<F1>                             2,690,625

Hospital & Health Care--3.5%
    41,369     HealthPlan Services Corp.<F1>                            692,931
   100,000     Tenet Healthcare Corp.<F1>                             2,750,000

                                                                      3,442,931

Insurance--6.5%
   115,500     PartnerRe Ltd.                                         3,623,813
    20,000     American International Group, Inc.                     2,707,500

                                                                      6,331,313

Oil & Gas--17.6%
    40,000     Anadarko Petroleum Corp.                               2,520,000
    50,000     Barrett Resources Corp.<F1>                            1,675,000
   129,300     Forcenergy, Inc.<F1>                                   4,525,500
    60,000     KCS Energy, Inc.                                       2,497,500
   104,200     Noble Affiliates, Inc.                                 4,389,425
    81,900     Seagull Energy Corp.<F1>                               1,474,200

                                                                     17,081,625

Real Estate--9.3%
   119,347     Avatar Holdings, Inc.<F1>                              3,908,614
   100,000     Cousins Properties, Inc.                               2,675,000
    30,000     Milwaukee Land Co.<F1>                                   283,125
   108,333     Security Capital Industrial
                 Trust (REIT)                                         2,180,202

                                                                      9,046,941

Steel--3.6%
   275,000     J&L Specialty Steel, Inc.                              3,506,250

Technology--13.7%
    20,000     Cisco Systems, Inc.<F1>                                1,355,000
    23,000     Intel Corp.                                            3,484,500
    48,200     International Business
                 Machines Corp.                                       4,169,300
   150,000     Komag, Inc.<F1>                                        4,331,250

                                                                     13,340,050

Telecommunications--13.9%
   180,000     AirTouch Communications, Inc.<F1>                      5,017,500
    48,500     GTE Corp.                                              2,140,063
    50,000     Nynex Corp.                                            2,687,500
   101,700     360 Communications Co.<F1>                             1,919,587
   135,000     Vanguard Cellular Systems,
                 Inc. Class A<F1>                                     1,771,875

                                                                     13,536,525

Utilities--2.1%
   225,000     Northeast Utilities<F1>                                2,053,125

Miscellaneous--2.3%
   121,300     Hexcel Corp.<F1>                                       2,183,400

               Total Common Stocks
                 (Cost $77,440,236)                                  92,982,497




May 31, 1997 (Unaudited)

SBSF FUND

Statement of Investments


PRINCIPAL AMOUNT                                                          VALUE


U.S. GOVERNMENT SECURITIES--3.2%

U.S. Treasury Bills<F3>--3.2%
$  265,000     5.000%, 6/26/97                                      $   264,080
   265,000     5.135%, 7/17/97                                          263,261
   200,000     4.570%, 7/24/97                                          198,654
   325,000     5.180%, 7/24/97                                          322,522
 1,000,000     4.870%, 8/14/97                                          990,000
 1,050,000     4.960%, 8/21/97                                        1,038,555

               Total U.S. Government Securities
                 (Cost $3,076,789)                                    3,077,072

Total Investments
  (Cost $80,517,025)<F2>                            98.9%            96,059,569
Other assets, net of other liabilities               1.1%             1,063,292

Net Assets                                         100.0%           $97,122,861


<F1> Non-income producing.
<F2> At May 31, 1997, the net unrealized appreciation on investments based on cost for Federal income tax purposes of $80,517,025, amounted to $15,542,544, which consisted of gross unrealized appreciation of $17,718,166 and gross unrealized depreciation of $2,175,622.
<F3> Rate shown represents annualized yield on date of purchase.
ADR    American Depository Receipt.
REIT   Real Estate Investment Trust.

See accompanying Notes to Financial Statements



May 31, 1997 (Unaudited)

SBSF CONVERTIBLE SECURITIES FUND

Statement of Investments


SHARES                                                                    VALUE


COMMON STOCKS--3.5%

Banks & Bank Holding Cos.--3.5%
    40,000     Commerce Bancorp, Inc.                               $ 1,370,000
    36,582     First Republic Bancorp, Inc.<F1>                         731,640
    18,750     Roosevelt Financial Group, Inc.                          435,938

               Total Common Stocks
                 (Cost $1,298,391)                                    2,537,578

CONVERTIBLE PREFERRED STOCKS--45.3%

Banks & Bank Holding Cos.--6.6%
    25,000     Glendale Federal Bank
                 8.75%, Series E                                      1,581,250
    26,300     Jefferson-Pilot Corp., 7.25%                           2,702,325
    19,000     Matewan BancShares, Inc.
                 7.50%, Series A                                        507,063

                                                                      4,790,638

Computer Software Services--0.6%
     5,000     Microsoft Corp., $2.196, Series A                        430,625

Diversified--0.8%
    25,000     Republic Industries, Inc., 6.50%                         600,000

Homebuilding--1.3%
    35,000     Beazer Homes USA, Inc.
                 8%, Series A                                           905,625

Insurance--1.2%
    15,000     Integron Corp., $3.875                                   641,250
     5,000     SunAmerica, Inc., $3.188                                 215,625

                                                                        856,875

Leisure & Entertainment--1.6%
    52,000     Cablevision Systems Corp.
                 8.50%, Series I                                      1,176,500

Lodging--0.6%
    25,000     Signature Inns, Inc.
                 $1.70, Series A                                        450,000

Metals & Mining--3.0%
    40,000     Amax Gold, Inc.
                 $3.75, Series B                                      2,135,000

Oil & Gas--10.1%
    25,000     Enron Corp., 6.25%                                       534,375
    30,000     ICO, Inc., $1.6875                                       675,000
     6,700     MCN Energy Group, Inc., 8%                               353,425
    15,000     Occidental Petroleum Corp.
                 $3.875                                                 851,250
    15,000     Ultramar-Diamond
                 Shamrock Corp., 5%                                     963,750
    50,000     Unocal Corp., 6.25%                                    2,925,000
    25,000     Western Gas Resources, Inc.
                 $2.625                                               1,000,000

                                                                      7,302,800

Paper & Forest Products--5.5%
    45,000     International Paper Co., 5.25%                         2,311,875
    30,000     James River Corp.
                 $3.50, Series L                                      1,627,500

                                                                      3,939,375

Real Estate--4.7%
    20,000     Excel Realty Trust, Inc.
                 $2.125, Series A                                       532,500
    33,000     FelCor Suite Hotels, Inc.
                 $1.95, Series A                                        961,125
     9,000     First Union Real Estate
                 8.40%, Series A                                        387,000
    31,000     Merry Land & Investment Co., Inc.
                 $2.15, Series C                                        829,250
    25,000     Oasis Residential, Inc.
                 $2.25, Series A                                        643,750

                                                                      3,353,625

Retail--1.0%
    12,000     Kmart Financing, Inc., 7.75%                             708,000

Steel--3.9%
    67,700     AK Steel Holding Corp.
                 7%                                                   2,377,962
    10,000     USX-Capital Trust, Inc.
                 6.75%                                                  470,000

                                                                      2,847,962

Technology--1.6%
    30,000     Unisys Corp.
                 $3.75, Series A                                      1,170,000

Telecommunications--2.0%
    20,000     AirTouch Communications, Inc.
                 4.25%, Series C                                        970,000
    10,000     SBC Communications, Inc.
                 7.75%                                                  436,250

                                                                      1,406,250

Utilities--0.8%
    10,000     AES Trust Corp.
                 5.375%, Series A                                       590,000

               Total Convertible Preferred Stocks
                 (Cost $29,088,433)                                  32,663,275

NON-CONVERTIBLE PREFERRED STOCKS--5.2%

Banks & Bank Holding Cos.--5.2%
    20,000     California Federal Capital Corp.
                 9.125%, Series A                                       510,000
    25,000     Chevy Chase Savings Bank
                 13%, Series A                                          762,500
    40,000     Fidelity Federal Bank
                 12%, Series A                                        1,100,000
    50,000     Riggs National Corp.
                 10.75%, Series B                                     1,412,500

               Total Non-Convertible Preferred
                 Stocks Cost ($3,502,000)                             3,785,000




May 31, 1997 (Unaudited)

SBSF CONVERTIBLE SECURITIES FUND

Statement of Investments


PRINCIPAL AMOUNT                                                          VALUE


CONVERTIBLE BONDS--40.5%

Air Freight--0.8%
$  500,000     Airborne Freight Corp.
                 Sub. Debs., 6.75%, 8/15/01                         $   557,500

Auto Parts--1.9%
 1,500,000     MascoTech, Inc.
                 Sub. Debs., 4.50%, 12/15/03                          1,395,000

Banks & Bank Holding Cos.--1.3%
   400,000     Fort Bend Holding Corp.
                 Sub. Debs., 8.00%, 12/1/05                             468,000
   250,000     Midlantic Bank, Inc.
                 Sub. Debs., 8.25%, 7/1/10                              438,750

                                                                        906,750

Biotechnology--4.7%
 3,000,000     Centocor, Inc.
                 Euro Sub. Debs., 6.75%, 10/16/01                     2,940,000
   500,000     PerSeptive Biosystems, Inc.
                 Sub. Notes, 8.25%, 8/15/01                             402,500

                                                                      3,342,500

Commercial Services--2.2%
   250,000     CUC International, Inc.
                 Sub. Notes, 3.00%, 2/15/02<F2>                         251,250
   500,000     Complete Management, Inc.
                 Sub. Debs., 8.00%, 12/15/03                            477,500
   875,000     Ogden Corp.
                 Euro Sub. Debs., 6.00%, 6/1/02                         822,500

                                                                      1,551,250

Computer Software Services--0.6%
 1,000,000     AST Research, Inc.
                 Sub. Debs., 0.00%, 12/14/13                            417,500

Diversified--1.1%
   750,000     Trinova Corp.
                 Euro Sub. Debs., 6.00%, 10/15/02                       757,500

Drugs & Health Care--2.6%
   475,000     Alza Corp.
                 Sub. Debs., 5.00%, 5/1/06                              479,156
   500,000     McKesson Corp.
                 Sub. Debs., 4.50%, 3/1/04                              427,500
   750,000     Quantum Health Resources, Inc.
                 Sub. Debs., 4.75%, 10/1/00                             693,750
   250,000     Tenet Healthcare Corp.
                 Sub. Notes, 6.00%, 12/1/05                             304,375

                                                                      1,904,781

Insurance--3.5%
   201,000     First Central Financial Corp.
                 Sub. Debs., 9.00%, 8/1/00<F3>                          100,500
 1,600,000     Pioneer Financial Services
                 Sub. Notes, 6.50%, 4/1/03                            2,412,000

                                                                      2,512,500

Lodging--1.5%
   500,000     HFS, Inc.
                 Sr. Notes, 4.75%, 3/1/03                               545,625
   500,000     Hilton Hotels Corp.
                 Sub. Notes, 5.00%, 5/15/06                             542,500

                                                                      1,088,125

Office Equipment--0.9%
   750,000     Corporate Express, Inc.
                 Sub. Notes, 4.50%, 7/1/00                              663,750

Oil & Gas--3.9%
   475,000     Diamond Offshore Drilling, Inc.
                 Sub. Notes, 3.75%, 2/15/07                             515,375
   750,000     Lomak Petroleum, Inc.
                 Sub. Debs., 6.00%, 2/1/07<F2>                          847,500
   500,000     Pennzoil Co.,
                 Sub. Debs., 6.50%, 1/15/03                             847,500
   500,000     SFP Pipeline Holdings
                 Sub. Debs., 11.16%, 8/15/10<F4>                        610,000

                                                                      2,820,375

Publishing--1.4%
   250,000     Thomas Nelson, Inc.
                 Sub. Notes, 5.75%, 11/30/99<F2>                        236,250
 1,000,000     Scholastic Corp.
                 Sub. Debs., 5.00%, 8/15/05<F2>                         815,000

                                                                      1,051,250

Retail--1.8%
 1,000,000     Saks Holdings, Inc.
                 Sub. Notes, 5.50%, 9/15/06                             892,500
   500,000     Sports Authority, Inc.
                 Sub. Notes, 5.25%, 9/15/01<F2>                         450,000

                                                                      1,342,500

Steel--2.6%
 2,000,000     USX-Corp.
                 Sub. Debs., 5.75%, 7/1/01                            1,885,000

Technology--8.0%
   500,000     Convex Computer Corp.
                 Sub. Debs., 6.00%, 3/1/12                              480,000
 1,000,000     Data General Corp.
                 Sub. Debs., 7.75%, 6/1/01                            1,160,000
   500,000     HMT Technology Corp.
                 Sub. Notes, 5.75%, 1/15/04                             430,625
 1,760,000     Recognition Equipment Corp.
                 Sub. Debs., 7.25%, 4/15/11                           1,768,800
   750,000     Richey Electronics, Inc.
                 Sub. Notes, 7.00%, 3/1/06                              660,000
   400,000     3Com Corp.
                 Sub. Notes, 10.25%, 11/1/01<F2>                        546,000
   750,000     VLSI Technology, Inc.
                 Sub. Notes, 8.25%, 10/1/05                             745,312

                                                                      5,790,737

Telecommunications--1.0%
   750,000     Comcast Corp.
                 Sub. Debs., 3.375%, 9/9/05<F4>                         716,250

Waste Management--0.7%
   500,000     USA Waste Services, Inc.
                 Sub. Notes, 4.00%, 2/1/02                              519,375

               Total Convertible Bonds
                 (Cost $27,442,123)                                  29,222,643

NON-CONVERTIBLE BONDS--0.6%

Insurance--0.6%
   400,000     National Re Corp.
                 Sr. Notes, 8.85%, 1/15/05                              428,500

               Total Non-Convertible Bonds
                 (Cost $399,594)                                        428,500

U.S. GOVERNMENT SECURITIES--5.8%

U.S. Treasury Bills<F6>--5.8%
    65,000     4.790%, 6/19/97                                           64,844
    55,000     4.840%, 6/19/97                                           54,867
   135,000     4.420%, 6/26/97                                          134,586
 1,320,000     4.800%, 6/26/97                                        1,315,600
 1,000,000     4.910%, 7/10/97                                          994,681
   175,000     4.600%, 7/24/97                                          173,815
   100,000     4.730%, 7/24/97                                           99,303
   710,000     4.800%, 7/24/97                                          704,983
    55,000     5.150%, 7/24/97                                           54,583
   315,000     5.175%, 7/24/97                                          312,600
   150,000     5.180%, 7/24/97                                          148,856
   100,000     5.205%, 7/24/97                                           99,234

               Total U.S. Government Securities
                 (Cost $4,157,952)                                    4,157,952

Total Investments
  Cost ($65,888,493)<F5>                           100.9%            72,794,948
Other liabilities, net of other assets             (-0.9%)             (660,802)

                                                   100.0%           $72,134,146


<F1> Non-income producing.
<F2> These securities are restricted to resale to qualified
     institutional investors only.
<F3> The following security is restricted and the value is
     determined in good faith based on procedures approved by and under the supervision of the Fund's Board of Directors. This security is currently non-income producing.

                                                                                                       % of
             Security                                        Acquisition Cost     Date Acquired     Net Assets

     First Central Financial Corp., Sub. Deb., 9%, 8/1/00        $199,940          August 1988         0.3%

     The Fund's prospectus permits the acquisition of restricted securities consistent with the Fund's investment objective and policies.

     The Fund has the right to include its shares, upon conversion, in any registration undertaken by the issuing company.

<F4> These variable rate securities interest rates will change periodically. The rate reflected on the Statement of Investments is the rate in effect at May 31, 1997.
<F5> At May 31, 1997, the net unrealized appreciation on investments based on cost for Federal income tax purposes of $65,888,493, amounted to $6,906,455, which consisted of gross unrealized appreciation of $7,600,003 and gross unrealized depreciation of $693,548.
<F6> Rate shown represents annualized yield on date of purchase.

See accompanying Notes to Financial Statements



May 31, 1997 (Unaudited)

SBSF CAPITAL GROWTH FUND

Statement of Investments


SHARES                                                                    VALUE


COMMON STOCKS--96.6%

Airlines--2.5%
    15,000     Midwest Express Holdings, Inc.<F1>                   $   476,250
     1,000     Ryanair Holdings ADR<F1>                                  24,750
    50,000     Trans World Airlines, Inc.<F1>                           428,125

                                                                        929,125

Auto Parts--1.2%
    20,000     MascoTech, Inc.                                          447,500

Biotechnology--6.5%
    14,000     Bionx Implants, Inc.<F1>                                 224,000
    20,000     Collagenex
                 Pharmaceuticals, Inc.<F1>                              245,000
    30,000     Coulter Pharmaceutical, Inc.<F1>                         341,250
    12,000     Jones Medical Industries, Inc.                           430,500
    15,000     Spine-Tech, Inc.<F1>                                     518,438
    15,000     Vivus, Inc.<F1>                                          613,125

                                                                      2,372,313

Broadcasting--2.9%
    15,000     Jacor Communications, Inc.<F1>                           517,500
    20,000     Westwood One, Inc.<F1>                                   545,000

                                                                      1,062,500

Commercial Services--1.5%
    30,000     PhyMatrix Corp.<F1>                                      423,750
   100,000     Substance Abuse
                 Technologies, Inc.<F1>                                 131,250

                                                                        555,000

Computer Software Services--18.2%
    40,000     Accelr8 Technology Corp.<F1>                             710,000
    15,000     Ciber, Inc.<F1>                                          620,625
    15,000     Data Dimensions, Inc.<F1>                                454,687
    70,000     ForeFront Group, Inc.                                    183,750
    25,000     Hyperion Software Corp.<F1>                              450,000
    40,000     ISG International Software
                 Group Ltd.                                             480,000
    15,000     Keane, Inc.<F1>                                          845,625
    20,000     Security Dynamics
                 Technologies, Inc.<F1>                                 737,500
    20,000     SEEC, Inc.<F1>                                           377,500
    50,000     UniComp, Inc.<F1>                                        437,500
    15,000     Viasoft, Inc.<F1>                                        795,000
    10,000     Visio Corp.<F1>                                          575,000

                                                                      6,667,187

Consumer Products--1.3%
    12,000     Revlon, Inc. Class A<F1>                                 489,000

Electrical Equipment--1.4%
    20,000     Encore Wire Corp.<F1>                                    510,000

Electronics--7.9%
    15,000     Computer Horizons Corp.<F1>                              836,250
    12,000     Dallas Semiconductor Corp.                               463,500
    25,000     Integrated Circuit Systems, Inc.<F1>                     443,750
    15,000     Photronics, Inc.<F1>                                     669,375
    40,000     Printrak International, Inc.<F1>                         485,000

                                                                      2,897,875

Finance & Financial Services--1.1%
     8,000     Donaldson, Lufkin & Jenrette, Inc.                       421,000

Hospital & Healthcare--1.2%
    30,000     Coventry Corp.<F1>                                       436,875

Insurance--2.9%
    20,000     PartnerRe Ltd.                                           627,500
    20,000     Hooper Holmes, Inc.                                      440,000

                                                                      1,067,500

Leisure & Entertainment--2.7%
    20,000     Family Golf Centers, Inc.<F1>                            557,500
    30,000     Sodak Gaming, Inc.<F1>                                   440,625

                                                                        998,125

Metals & Mining--1.3%
    70,000     International Precious Metals Corp.<F1>                  472,500

Oil & Gas--18.2%
     5,000     Cliffs Drilling Co.<F1>                                  349,375
    10,000     Diamond Offshore Drilling, Inc.<F1>                      711,250
    20,000     EVI, Inc.<F1>                                            752,500
    10,000     Falcon Drilling Co., Inc.<F1>                            458,750
    30,000     Global Industries Ltd.<F1>                               660,000
    70,000     Gulf Canada Resources, Ltd.<F1>                          638,750
    12,000     Midcoast Energy Resources, Inc.                          173,250
    30,000     Marine Drilling Co., Inc.<F1>                            603,750
    30,000     Noble Drilling Corp.<F1>                                 652,500
   100,000     Panaco, Inc.<F1>                                         387,500
    10,000     Patterson Energy, Inc.<F1>                               360,625
    20,000     Pride Petroleum Services, Inc.<F1>                       445,000
    18,000     Varco International, Inc.<F1>                            495,000

                                                                      6,688,250

Real Estate--1.1%
    15,000     Crescent Real Estate
                 Equities Co. (REIT)                                    408,750

Retail--8.8%
    15,000     Action Performance Co., Inc.<F1>                         360,937
    50,000     Ashworth, Inc.<F1>                                       443,750
    30,000     Authentic Fitness Corp.                                  438,750
    20,000     Claire's Stores, Inc.                                    385,000
    20,000     dELiA's, Inc.<F1>                                        472,500
    30,000     Genesco, Inc.<F1>                                        412,500
    20,000     Pier 1 Imports, Inc.                                     447,500
    40,000     Sunglass Hut International, Inc.<F1>                     271,250

                                                                      3,232,187

Shipbuilding--1.2%
    18,000     Halter Marine Group, Inc.<F1>                            423,000

Technology--5.8%
    12,000     Adobe Systems, Inc.                                      535,500
    25,000     Creative Technology Ltd.<F1>                             437,500
    25,000     Data General Corp.<F1>                                   534,375
    50,000     SystemSoft Corp.<F1>                                     600,000

                                                                      2,107,375

Telecommunications Equipment--6.7%
    22,500     Davox Corp.<F1>                                          725,625
    25,000     Pacific Gateway Exchange, Inc.<F1>                       662,500
    20,000     Premiere Technologies, Inc.<F1>                          537,500
    15,000     Tekelec<F1>                                              525,000

                                                                      2,450,625

Tobacco--1.2%
    15,000     General Cigar Holdings, Inc.<F1>                         442,500

Transportation--1.0%
    12,000     Caliber System, Inc.                                     384,000

               Total Common Stocks
                 (Cost $30,857,570)                                  35,463,187




May 31, 1997 (Unaudited)

SBSF CAPITAL GROWTH FUND

Statement of Investments


PRINCIPAL AMOUNT                                                          VALUE


U.S. GOVERNMENT SECURITIES--4.7%

U.S. Treasury Bills<F3>--4.7%
$   80,000     4.720%, 6/12/97                                      $    79,885
   290,000     4.730%, 7/24/97                                          287,981
 1,155,000     4.750%, 7/24/97                                        1,146,923
   205,000     5.290%, 7/24/97                                          203,403

               Total U.S. Government Securities
                 (Cost $1,718,192)                                    1,718,192

Total Investments
  (Cost $32,575,762)<F2>                           101.3%            37,181,379
Other liabilities, net of other assets             (-1.3%)             (474,000)

                                                   100.0%           $36,707,379


<F1> Non-income producing.
<F2> At May 31, 1997, the net unrealized appreciation on investments based on cost for Federal income tax purposes of $32,575,762, amounted to $4,605,617, which consisted of gross unrealized appreciation of $6,491,551 and gross unrealized depreciation of $1,885,934.
<F3> Rate shown represents annualized yield on date of purchase.
REIT   Real Estate Investment Trust.      ADR   American Depositary Receipt.

The SBSF Capital Growth Fund maintains investments in small capitalization companies. These investments have historically experienced greater price volatility than their large capitalization counterparts.

See accompanying Notes to Financial Statements



May 31, 1997 (Unaudited)

KEY MUTUAL FUNDS

Statements of Assets and Liabilities


                                                                                           SBSF            SBSF
                                                                                    Convertible         Capital
                                                                           SBSF      Securities          Growth
                                                                           Fund            Fund            Fund


ASSETS
  Investment in securities, at value                                $96,059,569     $72,794,948     $37,181,379
  Cash                                                                   37,929         195,217          33,976
  Receivable for investment securities sold                           1,243,317              --              --
  Receivable for Fund shares sold                                        12,922         202,752           4,745
  Dividends and interest receivable                                      76,367         695,102           7,620
  Deferred organizational expenses--Note 2(e)                                --              --           8,808
  Prepaid expenses                                                        8,384           5,022           2,878

    Total Assets                                                     97,438,488      73,893,041      37,239,406

LIABILITIES
  Payable for investment securities purchased                                --       1,628,885         406,730
  Payable for Fund shares redeemed                                      125,507          10,679          63,609
  Due to investment advisor--Note 3(a)                                   60,973          43,973          22,072
  Due to administrator--Note 3(a)                                        16,441          13,041           7,357
  Shareholder servicing fees payable--Note 3(c)                             989           4,255              --
  Accrued expenses and other liabilities                                111,717          58,062          32,259

    Total Liabilities                                                   315,627       1,758,895         532,027

NET ASSETS--Applicable to 5,664,660, 5,378,059 and
  3,791,148 shares, respectively, of common stock outstanding
  (25 million shares authorized for each Fund)                      $97,122,861     $72,134,146     $36,707,379

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE                      $     17.15     $     13.41     $      9.68

IDENTIFIED COST OF INVESTMANT SECURITIES                            $80,517,025     $65,888,493     $32,575,762

ANALYSIS OF NET ASSETS
  Paid-in capital                                                   $64,109,750     $56,622,458     $34,912,671
  Accumulated net investment income                                       9,872         512,202              --
  Accumulated net realized gain (loss)                               17,460,695       8,093,031      (2,810,909)
  Net unrealized appreciation                                        15,542,544       6,906,455       4,605,617

NET ASSETS                                                          $97,122,861     $72,134,146     $36,707,379

See accompanying Notes to Financial Statements



For the Six-Month Period Ended May 31, 1997 (Unaudited)

KEY MUTUAL FUNDS

Statements of Operations


                                                                                           SBSF            SBSF
                                                                                    Convertible         Capital
                                                                           SBSF      Securities          Growth
                                                                           Fund            Fund            Fund


INVESTMENT INCOME
  Income:
    Dividends (net of foreign tax withheld of $6,829,
      $0 and $0, respectively)                                     $    644,811     $ 1,195,002     $    48,394
    Interest                                                             83,029         950,144          35,676

        Total Income                                                    727,840       2,145,146          84,070

Expenses:
  Investment advisory fees--Note 3(a)                                   394,682         253,849         135,046
  Administration fees--Note 3(a)                                        103,846          75,680          45,015
  Transfer agent fees                                                    25,345          14,281           9,330
  Professional fees                                                      87,815          56,012          31,453
  Custodian fees--Note 3(d)                                              13,812           8,253          12,841
  Directors fees and expenses--Note 3(b)                                 11,109           6,878           3,743
  Shareholder reports                                                     7,871           5,886           2,839
  Federal and state registration fees                                     6,820           6,715           7,117
  Shareholder servicing fees--Note 3(c)                                   1,961          12,833             913
  Amortization of deferred organization expenses--Note 2(e)                  --              --           3,094
  Miscellaneous                                                          19,518          12,298           6,510

        Total Expenses                                                  672,779         452,685         257,901
  Less administration fees waived--Note 3(a)                             (3,732)             --              --

        Total Expenses after fees waived                                669,047         452,685         257,901

NET INVESTMENT INCOME (LOSS)                                             58,793       1,692,461        (173,831)

NET REALIZED AND UNREALIZED GAINS
  Net realized gain (loss)                                           17,430,854       8,091,684      (2,237,809)
  Net change in unrealized appreciation                             (14,256,524)     (5,578,918)      1,420,331

        Net realized and unrealized gain (loss)                       3,174,330       2,512,766        (817,478)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $  3,233,123     $ 4,205,227     $  (991,309)

See accompanying Notes to Financial Statements



For the Six-Month Period Ended May 31, 1997 and the Year Ended November 30, 1996 (Unaudited)

KEY MUTUAL FUNDS

Statements of Changes in Net Assets


                                                                                       SBSF                          SBSF
                                                       SBSF Fund            Convertible Securities Fund       Capital Growth Fund
                                                 1997            1996           1997           1996           1997           1996


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income (loss)           $     58,793    $    531,873   $  1,692,461   $  3,897,097    $  (173,831)   $  (252,695)
  Net realized gain (loss)                 17,430,854      16,763,795      8,091,684      3,737,544     (2,237,809)      (573,100)
  Net change in unrealized
    appreciation (depreciation)           (14,256,524)      7,632,424     (5,578,918)     6,370,235      1,420,331      1,847,585

  Net increase (decrease) in net assets
    resulting from operations               3,233,123      24,928,092      4,205,227     14,004,876       (991,309)     1,021,790

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
  Net investment income                      (139,840)       (628,415)    (1,823,647)    (3,694,435)            --             --
  Net realized gains                      (16,733,981)    (12,645,835)    (3,736,875)    (1,805,432)            --       (257,871)

      Total dividends
        and distributions                 (16,873,821)    (13,274,250)    (5,560,522)    (5,499,867)            --       (257,871)

CAPITAL STOCK TRANSACTIONS
  Proceeds from sales of shares             2,878,485       6,595,476     15,830,431     15,872,775      5,231,467     30,439,903
  Reinvestment of dividends--
    Note 2(c)                              15,824,142      12,474,301      4,747,875      4,688,385             --        248,774

                                           18,702,627      19,069,777     20,578,306     20,561,160      5,231,467     30,688,677
  Cost of shares redeemed                 (26,022,600)    (26,490,516)   (28,566,880)   (15,799,899)    (4,521,891)    (2,889,938)

  Net increase (decrease) in net assets
    from capital stock transactions        (7,319,973)     (7,420,739)    (7,988,574)     4,761,261        709,576     27,798,739

      Total increase (decrease)
        in net assets                     (20,960,671)      4,233,103     (9,343,869)    13,266,270       (281,733)    28,562,658

NET ASSETS
  Beginning of period                     118,083,532     113,850,429     81,478,015     68,211,745     36,989,112      8,426,454

  End of period**                        $ 97,122,861    $118,083,532   $ 72,134,146   $ 81,478,015    $36,707,379    $36,989,112

  **Includes accumulated net
    investment income                    $      9,872    $     90,919   $    512,202   $    643,388    $        --    $        --

SHARE TRANSACTIONS
  Shares sold                                 171,119         384,622      1,203,020      1,270,711        527,181      3,136,929
  Dividends reinvested                        955,564         789,960        368,755        385,311             --         26,437

                                            1,126,683       1,174,582      1,571,775      1,656,022        527,181      3,163,366
  Shares redeemed                          (1,592,790)     (1,520,772)    (2,206,015)    (1,253,058)      (461,150)      (295,144)

  Net increase (decrease)                    (466,107)       (346,190)      (634,240)       402,964         66,031      2,868,222


See accompanying Notes to Financial Statements



(Unaudited)

SBSF FUND

Financial Highlights


                                                                         Fiscal Year Ended November 30,
                                                 May 31
                                               1997<F3>           1996           1995         1994         1993


PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $ 19.26       $  17.58       $  14.54     $  17.59     $  15.64
  Net investment income                            0.01           0.08           0.15         0.21         0.34
  Net realized and unrealized gain (loss)          0.66           3.63           3.98        (0.94)        3.01

Total from investment operations                   0.67           3.71           4.13        (0.73)        3.35
Less dividends and distributions:
  Dividends from net investment income            (0.02)         (0.09)         (0.20)       (0.20)       (0.39)
  Distributions from net realized gains           (2.76)         (1.94)         (0.89)       (2.12)       (1.01)

Total dividends and distributions                 (2.78)         (2.03)         (1.09)       (2.32)       (1.40)

Net asset value, end of period                  $ 17.15       $  19.26       $  17.58     $  14.54     $  17.59

Total investment return                            3.98%<F1>     23.69%         30.37%       -4.99%       22.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets end of period (in thousands)         $97,123       $118,084       $113,850     $109,733     $122,555
Ratio of expenses to average net assets            1.27%<F2>      1.27%          1.26%        1.23%        1.15%
Ratio of net investment income
  to average net assets                            0.11%<F2>      0.44%          0.93%        1.31%        2.05%
Decrease reflected in above expense ratios
  due to administration fees waived                0.01%          0.01%            --           --           --
Portfolio turnover rate                              42%            53%            59%          83%          70%
Average commission rate per share               $0.0460       $  .0341             --           --           --


<F1> Not annualized.

<F2> Annualized.

<F3> Six-month period ended May 31, 1997.

See accompanying Notes to Financial Statements



(Unaudited)

SBSF CONVERTIBLE SECURITIES FUND

Financial Highlights


                                                                   Fiscal Year Ended November 30,
                                            May 31
                                          1997<F3>            1996        1995        1994        1993


PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $ 13.55         $ 12.16     $ 11.05     $ 12.48     $ 10.98
Net investment income                         0.32            0.65        0.60        0.61        0.57
Net realized and unrealized gain (loss)       0.49            1.68        1.50       (1.12)       1.79

Total from investment operations              0.81            2.33        2.10       (0.51)       2.36
Less dividends and distributions:
  Dividends from net investment income       (0.33)          (0.62)      (0.61)      (0.61)      (0.57)
  Distributions from net realized gains      (0.62)          (0.32)      (0.38)      (0.31)      (0.29)

Total dividends and distributions            (0.95)          (0.94)      (0.99)      (0.92)      (0.86)

Net asset value, end of period             $ 13.41         $ 13.55     $ 12.16     $ 11.05     $ 12.48

Total investment return                       6.35%<F1>      20.28%      20.43%      -4.36%      22.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets end of period (in thousands)    $72,134         $81,478     $68,212     $58,845     $64,537
Ratio of expenses to average net assets       1.34%<F2>       1.31%       1.31%       1.30%       1.24%
Ratio of net investment income
  to average net assets                       4.99%<F2>       5.17%       5.36%       5.20%       4.75%
Portfolio turnover rate                         55%             40%         52%         49%         30%
Average commission rate per share          $0.0303         $0.0413          --          --          --


<F1> Not annualized.

<F2> Annualized.

<F3> Six-month period ended May 31, 1997.

See accompanying Notes to Financial Statements



(Unaudited)

SBSF CAPITAL GROWTH FUND

Financial Highlights


                                                                          Fiscal Year Ended November 30,
                                                    May 31
                                                  1997<F5>           1996       1995       1994       1993<F1>


PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $  9.93        $  9.83     $ 7.56     $ 7.88         $ 8.00
Net investment (loss)                                (0.04)         (0.04)     (0.02)     (0.01)<F4>     (0.05)
Net realized and unrealized gain (loss)              (0.21)          0.44       2.29      (0.31)<F4>     (0.07)

Total from investment operations                     (0.25)          0.40       2.27      (0.32)         (0.12)
Less: Distributions from net realized gains             --          (0.30)        --         --             --

Net asset value, end of period                     $  9.68        $  9.93     $ 9.83     $ 7.56         $ 7.88

Total investment return                              -2.52%<F2>      4.22%     30.03%     -4.06%         -1.50%<F2>

RATIOS AND SUPPLEMENTAL DATA
Net assets end of period (in thousands)            $36,707        $36,989     $8,426     $4,141         $1,656
Ratio of expenses to average net assets               1.43%<F3>      1.42%      1.20%      1.22%          2.50%<F3>
Ratio of net investment (loss) to average
  net assets                                         -0.96%<F3>     -0.76%     -0.22%     -0.17%        -12.65%<F3>
Decrease reflected in above expense ratios due
  to advisory and/or administration fees waived         --           0.01%      0.84%      1.00%          0.93%<F3>
Portfolio turnover rate                                123%           221%        97%        80%             0%
Average commission rate per share                  $0.0155        $0.0198         --         --             --


<F1> From November 1, 1993 (commencement of operations) to November 30, 1993.

<F2> Not annualized.

<F3> Annualized.

<F4> Calculated using weighted average shares outstanding.

<F5> Six-month period ended May 31, 1997.

See accompanying Notes to Financial Statements


(Unaudited)

KEY MUTUAL FUNDS

Notes to Financial Statements

NOTE 1

General

Key Mutual Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company, incorporated in Maryland on May 26, 1983 under the name SBSF Funds, Inc., is currently doing business under the name "Key Mutual Funds." Key Mutual Funds is a series investment company currently issuing capital stock of several different investment portfolios, three of which: the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund (collectively, the "Funds''), are included in this semi-annual report. The Company has 25 billion shares of $.01 par value capital stock authorized.

The SBSF Fund's investment objective is to seek a high total return over the long term consistent with reasonable risk. The Fund pursues its objective by investing primarily in common stocks which in the opinion of Key Asset Management, Inc. ("KAM" or the "Adviser") have the potential for appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness.

The SBSF Convertible Securities Fund's investment objective is to seek a high level of current income together with long-term capital appreciation. The Fund pursues its objective by investing primarily in convertible bonds, corporate notes, convertible preferred stocks and other securities convertible into common stock.

The SBSF Capital Growth Fund's investment objective is to seek capital appreciation. The Fund pursues its objective by investing in equity securities of companies which the Adviser believes are likely to have rapid growth in earnings or cash flow.

NOTE 2

Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires the Management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

(a) Investment Valuation

Securities traded on securities exchanges or the Nasdaq National Market are valued as of the close of regular trading of the New York Stock Exchange which is generally 4:00 p.m. (Eastern Time) on each business day of the Funds. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price or, in the absence of sales, at the mean between the most recent bid and offer price. Listed debt securities and over-the-counter securities are valued at the mean between the most recent bid and offer price. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith under the general supervision of the Board of Directors. Money market instruments with maturities over sixty days are valued at market value, and those with maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Discounts on debt securities are accreted to interest income over the life of the security with a corresponding increase in the security's cost basis.

(c) Dividends to Shareholders

Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. The SBSF Convertible Securities Fund declares and pays dividends from net investment income quarterly. The SBSF Fund and SBSF Capital Growth Fund declare and pay dividends from net investment income, if any, semi-annually. With respect to each Fund, distributions from net realized capital gains, offset by loss carryovers, if any, are declared and paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences may be considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

(d) Expenses

Assets, liabilities and operations are accounted for separately by each investment portfolio of the Company. Expenses directly attributable to each investment portfolio are charged to that investment portfolio's operations; expenses which are applicable to several investment portfolios are allocated among them in relation to the net assets of each investment portfolio or on another reasonable basis.

(e) Organizational Expenses

Costs incurred in connection with the organization of the SBSF Capital Growth Fund amounted to $29,638. Such amount is being amortized on a straight-line basis over a period not to exceed sixty months from the date the Fund commenced operations.

NOTE 3

Investment Advisory and Administration Fees and Transactions with Affiliates

(a) Investment Advisory and Administration Fees

Key Asset Management Inc. ("KAM"), the Funds' investment adviser, is a wholly owned subsidiary of KeyBank National Association (formerly Society National Bank, N.A.) which is a wholly owned subsidiary of KeyCorp, a financial services holding company.

On February 28, 1997, the Adviser became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp--Spears, Benzak, Salomon & Farrell, Inc. ("SBSF"), KeyCorp
Mutual Fund Advisers, Inc., Society Asset Management, Inc. and Applied Technology Investment, Inc. Pursuant to the the terms of the reorganization, the subsidiaries identified above were merged into SBSF and SBSF then changed its name to Key Asset Management Inc.

Pursuant to an Investment Advisory Agreement between the Adviser and the Company, on behalf of the Funds, each Fund pays fees to the Adviser monthly, at the annual rate of 0.75% of the average daily net assets of each Fund. During the six-month period ended May 31, 1997, the Adviser received adivsory fees of $394,682, $253,849 and $135,046 from the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, respectively.

BISYS Fund Services ("BISYS") serves as the Administrator to the Funds pursuant to an Administration Agreement. For services rendered by BISYS and related expenses borne by BISYS as Administrator, each Fund is obligated to pay BISYS a fee, computed daily and payable monthly, based on the average daily net assets of each Fund at an annual rate of 0.25 of 1% of the first $50 million and 0.15 of 1% of such net assets in excess of $50 million. Pursuant to its authority to delegate its responsibilities under the Administration Agreement, BISYS entered into a Sub-Administration Agreement with SBSF (now known as KAM) whereby KAM performs certain sub-administrative and fund accounting services for the Funds at the expense of BISYS. During the six-month period ended May 31, 1997, BISYS received administration fees of $100,114, $75,680 and $45,015 from the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, respectively. During this same six-month period, BISYS waived administration fees for the SBSF Fund in the amount of $3,732. BISYS also serves as independent distributor (the "Distributor") of the Funds' capital stock, for which it receives no compensation. Certain officers of the Company are affiliated with BISYS. Such officers receive no direct payments or fees from the Company for serving the Company in such capacities.

(b) Directors' Fees

Fees of $7,500 per annum and $750 per meeting, are paid to each director of the Company.

(c) Distribution Plan and Shareholder Servicing Plan

Pursuant to a plan adopted under 12b-1 under the Act, the Funds are permitted to make distribution payments to the extent that any portion of fees paid under a Shareholder Servicing Plan (described below) are subsequently deemed to be for services primarily intended to result in the sale of Fund shares.

The Company currently has a Shareholder Servicing Plan under which each Fund may pay fees of up to an annual rate of 0.25% of its average daily net assets for fees incurred in connection with personal service and the maintenance of accounts holding shares of the Funds. Such agreements may be entered into between the Company, on behalf of the Funds, and various shareholder servicing agents including the Distributor and affiliates of KeyCorp and the Adviser. During the six-month period ended May 31, 1997, the SBSF Fund, the SBSF Convertible Securities
Fund and the SBSF Capital Growth Fund paid $1,961, $12,833 and $913, respectively under such Shareholder Sevicing Plan.

(d) Custodian Fees

Key Trust Company of Ohio, N.A. ("Key Trust"), a subsidiary of KeyCorp and an affiliate of the Adviser, is the custodian for the Funds' cash and securities. Custodian fees, as reflected in the accompanying statements of operations, represent fees paid by the Funds to Key Trust for services it performs as custodian.

NOTE 4

Securities Transactions

For the six-month period ended May 31, 1997, the cost of purchases and the proceeds from sales of investment securities, excluding short-term securities, for the Funds amounted to:



                                              Purchases               Sales


SBSF Fund
  Stocks                                    $44,565,421         $67,574,856

SBSF Convertible Securities Fund
  Stocks and bonds                          $56,175,078         $37,685,275

SBSF Capital Growth Fund
  Stocks                                    $42,766,972         $43,354,763



NOTE 5

Federal Income Tax Status

It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

During the six-month period ended May 31, 1997, the SBSF Capital Growth Fund reclassified its net investment loss of $173,831 to paid-in capital. As of November 30, 1996, the SBSF Capital Growth Fund had net capital loss carryovers of $573,100 which may be used to offset future capital gain distributions, if any. These carryovers expire in 2004.

NOTE 6

Subsequent Events

Dividend and Capital Gain Distributions

On June 23, 1997, the Funds declared the following dividends and distributions per share:



                                                   SBSF
                                            Convertible
                                             Securities
                                                   Fund


Net investment income                             $0.17


These dividends were paid on June 25, 1997 to shareholders of record as of June 23, 1997.

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KeyFunds
1-800-KEYFUND

2 KF/SBSF-SEM (5/97)